UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2015

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objectives. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	O’Shares FTSE U.S. Quality Dividend ETF
4	O’Shares FTSE Europe Quality Dividend ETF
7	O’Shares FTSE Europe Quality Dividend Hedged ETF
8	O’Shares FTSE Asia Pacific Quality Dividend ETF
13	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
14	Statements of Assets and Liabilities
15	Statements of Operations
16	Statements of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
32	Expense Examples
34	Board Approval of Investment Advisory Agreement
38	Additional Information

The O’Shares FTSE US Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Asia Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Quality Dividend Hedged ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE US Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index and the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “Indexes”) (upon which the Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Fund. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Index to the adviser or to its clients. The Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in the Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

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FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

O’Shares FTSE U.S. Quality Dividend ETF (OUSA)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE U.S. Qual/Vol/Yield Factor 5% Capped Index (the “U.S. Target Index”). The U.S. Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	5 .1%
Exxon Mobil Corp.	5 .0%
Microsoft Corp.	4 .1%
Verizon Communications, Inc.	4 .0%
AT&T, Inc.	3 .7%
Procter & Gamble Co./The	3 .5%
Chevron Corp.	3 .0%
Pfizer, Inc.	3 .0%
Philip Morris International, Inc.	3 .0%
McDonald's Corp.	2 .4%

Sector Exposure

Sector	% of Net Assets
Consumer Discretionary	7.1%
Consumer Staples	19.2%
Energy	10.3%
Financials	6.7%
Health Care	14.5%
Industrials	12.3%
Information Technology	12.4%
Materials	2.6%
Telecommunication Services	7.9%
Utilities	6.2%
Other(1)	0.8%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

O’Shares FTSE Europe Quality Dividend ETF (OEUR)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index (the “Europe Target Index”). The Europe Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Roche Holding AG	5 .0%
Nestle S.A.	5 .0%
Novartis AG	4 .5%
Vodafone Group plc	3 .7%
British American Tobacco plc	3 .6%
BP plc	3 .0%
Royal Dutch Shell plc, Class A	2 .9%
GlaxoSmithKline plc	2 .6%
Sanofi	2 .3%
TOTAL S.A.	2 .3%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	7.5%
Consumer Staples	18.6%
Energy	11.7%
Financials	11.3%
Health Care	16.6%
Industrials	8.4%
Information Technology	0.9%
Materials	5.1%
Telecommunication Services	10.3%
Utilities	8.0%
Other(1)	1.6%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed Europe
Qual/Vol/Yield Factor 5% Capped
Index — Country Exposure

Country	% of Index
United Kingdom	42.7%
Switzerland	19.6%
France	11.0%
Germany	6.3%
Netherlands	4.8%
Sweden	4.3%
Spain	2.9%
Italy	2.0%
United States	2.0%
Finland	1.9%
Belgium	0.8%
Norway	0.8%
Denmark	0.7%
Portugal	0.2%
100.0%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

O’Shares FTSE Europe Quality Dividend Hedged ETF (OEUH)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “Europe Hedged Target Index”). The Europe Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Fund	91%
Forward Foreign Currency Contracts	(90%)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holding

Company	% of Net Assets
O'Shares FTSE Europe Quality Dividend ETF	90.9%

Sector Exposure(1)

Sector	% of Net Assets
Consumer Discretionary	7.5%
Consumer Staples	18.6%
Energy	11.7%
Financials	11.3%
Health Care	16.6%
Industrials	8.4%
Information Technology	0.9%
Materials	5.1%
Telecommunication Services	10.3%
Utilities	8.0%
Other(2)	1.6%
100.0%
(1)	Reflects the sector exposure of the O’Shares FTSE Europe Quality Dividend ETF, the underlying fund in which the Fund invests.
(2)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed Europe
Qual/Vol/Yield Factor 5% Capped
Index — Country Exposure(3)

Country	% of Index
United Kingdom	42.7%
Switzerland	19.6%
France	11.0%
Germany	6.3%
Netherlands	4.8%
Sweden	4.3%
Spain	2.9%
Italy	2.0%
United States	2.0%
Finland	1.9%
Belgium	0.8%
Norway	0.8%
Denmark	0.7%
Portugal	0.2%
100.0%
(3)	Reflects the index country exposure of the O’Shares FTSE Europe Quality Dividend ETF, the underlying fund in which the Fund invests.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the “AP Target Index”). The AP Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Exchange Traded Funds	5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Toyota Motor Corp.	3.7%
KDDI Corp.	3.5%
BHP Billiton Ltd.	3.3%
iShares MSCI South Korea Capped ETF	2.7%
Wesfarmers Ltd.	2.7%
CK Hutchison Holdings Ltd.	2.5%
FANUC Corp.	2.4%
NTT DOCOMO, Inc.	2.2%
Link REIT	2.2%
Japan Tobacco, Inc.	2.2%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	9.2%
Consumer Staples	10.3%
Energy	2.6%
Financials	17.7%
Health Care	7.4%
Industrials	16.3%
Information Technology	6.4%
Materials	8.9%
Telecommunication Services	9.1%
Utilities	4.6%
Other(1)	7.5%
100.0%
(1)	Includes exchange traded funds, any non-equity securities and net other assets (liabilities).

FTSE Developed Asia Pacific
Qual/Vol/Yield Factor 5% Capped
Index — Country Exposure

Country	% of Index
Japan	44.5%
Australia	23.0%
Hong Kong	14.5%
Singapore	6.7%
South Korea	6.5%
United States	2.8%
New Zealand	2.0%
100.0%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2015 (Unaudited)

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (OAPH)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Hedged 100% to USD Index (the “AP Hedged Target Index”). The AP Hedged Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Fund	95%
Forward Foreign Currency Contracts	(71%)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holding

Company	% of Net Assets
O'Shares FTSE Asia Pacific Quality Dividend ETF	94.5%

Sector Exposure(1)

Sectors	% of Net Assets
Consumer Discretionary	9.2%
Consumer Staples	10.3%
Energy	2.6%
Financials	17.7%
Health Care	7.4%
Industrials	16.3%
Information Technology	6.4%
Materials	8.9%
Telecommunication Services	9.1%
Utilities	4.6%
Other(2)	7.5%
100.0%
(1)	Reflects the sector exposure of the O’Shares FTSE Asia Pacific Quality Dividend ETF, the underlying fund in which the Fund invests.
(2)	Includes exchange traded funds, any non-equity securities and net other assets (liabilities).

FTSE Developed Asia Pacific
Qual/Vol/Yield Factor 5% Capped
Index — Country Exposure(3)

Country	% of Index
Japan	44.5%
Australia	23.0%
Hong Kong	14.5%
Singapore	6.7%
South Korea	6.5%
United States	2.8%
New Zealand	2.0%
100.0%
(3)	Reflects the index country exposure of the O’Shares FTSE Asia Pacific Quality Dividend ETF, the underlying fund in which the Fund invests.

v

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FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Common Stocks – 99.2%
Aerospace & Defense – 5.7%
Boeing Co./The	3,213	$464,568
General Dynamics Corp.	1,269	174,310
Honeywell International, Inc.	2,862	296,417
Lockheed Martin Corp.	1,863	404,550
Northrop Grumman Corp.	621	117,251
Raytheon Co.	1,134	141,217
United Technologies Corp.	3,267	313,861
		1,912,174
Air Freight & Logistics – 1.3%
United Parcel Service, Inc., Class B	4,509	433,901
Beverages – 4.7%
Coca-Cola Co./The	15,066	647,235
Coca-Cola Enterprises, Inc.	675	33,237
Dr. Pepper Snapple Group, Inc.	675	62,910
Molson Coors Brewing Co., Class B	405	38,038
PepsiCo, Inc.	7,938	793,165
		1,574,585
Capital Markets – 1.1%
Franklin Resources, Inc.	4,158	153,097
T. Rowe Price Group, Inc.	3,159	225,837
		378,934
Chemicals – 2.4%
Air Products & Chemicals, Inc.	621	80,798
Airgas, Inc.	162	22,408
Chemours Co./The	837	4,486
Dow Chemical Co./The	3,213	165,405
E.I. du Pont de Nemours & Co.	3,618	240,959
International Flavors & Fragrances, Inc.	243	29,073
Monsanto Co.	1,404	138,322
Praxair, Inc.	1,323	135,475
		816,926
Commercial Services & Supplies – 0.5%
Tyco International plc	1,809	57,689
Waste Management, Inc.	1,809	96,546
		154,235
Communications Equipment – 1.2%
QUALCOMM, Inc.	8,397	419,724
Containers & Packaging – 0.1%
Avery Dennison Corp.	324	20,302
Bemis Co., Inc.	270	12,066
		32,368
Distributors – 0.2%
Genuine Parts Co.	945	81,166
Diversified Consumer Services – 0.1%
H&R Block, Inc.	783	26,082

	Number of Shares	Value
Diversified Telecommunication Services – 7.9%
AT&T, Inc.	36,558	$1,257,961
CenturyLink, Inc.	2,619	65,894
Verizon Communications, Inc.	29,187	1,349,023
		2,672,878
Electric Utilities – 3.7%
American Electric Power Co., Inc.	2,052	119,570
Duke Energy Corp.	2,808	200,463
Edison International	1,188	70,342
Entergy Corp.	837	57,217
Eversource Energy	1,161	59,292
Exelon Corp.	2,997	83,227
FirstEnergy Corp.	1,296	41,122
NextEra Energy, Inc.	1,620	168,302
Pepco Holdings, Inc.	918	23,877
Pinnacle West Capital Corp.	513	33,078
PPL Corp.	2,970	101,366
Southern Co./The	4,536	212,240
Xcel Energy, Inc.	2,052	73,687
		1,243,783
Electrical Equipment – 0.7%
Emerson Electric Co.	3,807	182,089
Rockwell Automation, Inc.	405	41,557
		223,646
Energy Equipment & Services – 0.8%
Schlumberger Ltd.	3,645	254,239
Food & Staples Retailing – 1.9%
Sysco Corp.	1,701	69,741
Wal-Mart Stores, Inc.	9,585	587,560
		657,301
Food Products – 1.5%
Archer-Daniels-Midland Co.	1,755	64,373
Bunge Ltd.	459	31,341
Campbell Soup Co.	567	29,796
General Mills, Inc.	2,430	140,114
Hershey Co./The	594	53,026
Hormel Foods Corp.	459	36,298
Kellogg Co.	864	62,441
McCormick & Co., Inc.	405	34,652
Mead Johnson Nutrition Co.	594	46,896
		498,937
Gas Utilities – 0.1%
Questar Corp.	864	16,831
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	5,724	257,065
Baxter International, Inc.	3,186	121,546
Becton, Dickinson and Co.	594	91,529
		470,140

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Health Care Providers & Services – 0.0%(a)
Patterson Cos., Inc.	243	$10,986
Hotels, Restaurants & Leisure – 3.0%
Darden Restaurants, Inc.	648	41,239
McDonald's Corp.	6,858	810,204
Starwood Hotels & Resorts Worldwide, Inc.	540	37,411
Yum! Brands, Inc.	1,782	130,175
		1,019,029
Household Durables – 0.1%
Garmin Ltd.	621	23,083
Leggett & Platt, Inc.	405	17,018
		40,101
Household Products – 5.7%
Clorox Co./The	702	89,034
Colgate-Palmolive Co.	4,968	330,968
Kimberly-Clark Corp.	2,619	333,399
Procter & Gamble Co./The	14,931	1,185,671
		1,939,072
Industrial Conglomerates – 2.0%
3M Co.	4,536	683,303
Insurance – 1.3%
Everest Re Group Ltd.	270	49,434
Marsh & McLennan Cos., Inc.	5,508	305,419
Progressive Corp./The	3,078	97,880
		452,733
IT Services – 3.5%
Accenture plc, Class A	2,619	273,685
Automatic Data Processing, Inc.	2,754	233,319
Broadridge Financial Solutions, Inc.	459	24,662
International Business Machines Corp.	3,105	427,310
Paychex, Inc.	2,646	139,947
Western Union Co./The	4,023	72,052
		1,170,975
Leisure Products – 0.2%
Hasbro, Inc.	351	23,644
Mattel, Inc.	1,296	35,212
		58,856
Machinery – 0.8%
Cummins, Inc.	567	49,902
Dover Corp.	540	33,107
Illinois Tool Works, Inc.	1,566	145,137
Parker-Hannifin Corp.	405	39,277
		267,423
Media – 0.3%
Omnicom Group, Inc.	972	73,542
Viacom, Inc., Class B	1,053	43,341
		116,883

	Number of Shares	Value
Metals & Mining – 0.1%
Nucor Corp.	945	$38,083
Multiline Retail – 0.6%
Kohl's Corp.	567	27,006
Target Corp.	2,322	168,601
		195,607
Multi-Utilities – 2.3%
Alliant Energy Corp.	459	28,665
Ameren Corp.	972	42,020
CenterPoint Energy, Inc.	1,782	32,718
CMS Energy Corp.	972	35,070
Consolidated Edison, Inc.	1,242	79,823
Dominion Resources, Inc.	1,944	131,492
DTE Energy Co.	837	67,119
PG&E Corp.	1,944	103,401
Public Service Enterprise Group, Inc.	2,457	95,061
SCANA Corp.	459	27,765
Sempra Energy	783	73,610
WEC Energy Group, Inc.	1,404	72,039
		788,783
Oil, Gas & Consumable Fuels – 9.5%
Chevron Corp.	11,097	998,286
ConocoPhillips	5,940	277,339
Exxon Mobil Corp.	21,735	1,694,243
Occidental Petroleum Corp.	3,645	246,438
		3,216,306
Pharmaceuticals – 13.1%
AbbVie, Inc.	5,238	310,299
Bristol-Myers Squibb Co.	5,859	403,041
Eli Lilly & Co.	3,456	291,202
Johnson & Johnson	16,821	1,727,853
Merck & Co., Inc.	12,879	680,269
Pfizer, Inc.	30,888	997,065
		4,409,729
Professional Services – 0.1%
Nielsen Holdings plc	972	45,295
Real Estate Investment Trusts (REITs) – 4.3%
Communications Sales & Leasing, Inc.	837	15,644
HCP, Inc.	2,970	113,573
Macerich Co./The	1,944	156,861
Plum Creek Timber Co., Inc.	999	47,672
Public Storage	2,187	541,720
Simon Property Group, Inc.	1,863	362,242
Weingarten Realty Investors	918	31,744
Weyerhaeuser Co.	6,264	187,795
		1,457,251

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Road & Rail – 0.9%
Union Pacific Corp.	4,050	$316,710
Semiconductors & Semiconductor Equipment – 3.5%
Analog Devices, Inc.	1,323	73,188
Intel Corp.	22,896	788,767
Linear Technology Corp.	1,215	51,601
Texas Instruments, Inc.	4,671	256,018
		1,169,574
Software – 4.2%
CA, Inc.	1,026	29,302
Microsoft Corp.	25,164	1,396,099
		1,425,401
Specialty Retail – 2.4%
Gap, Inc./The	729	18,006
Home Depot, Inc./The	5,400	714,150
L Brands, Inc.	837	80,202
		812,358
Textiles, Apparel & Luxury Goods – 0.2%
VF Corp.	1,134	70,592
Tobacco – 5.4%
Altria Group, Inc.	11,556	672,675
Philip Morris International, Inc.	11,340	996,900
Reynolds American, Inc.	3,429	158,248
		1,827,823

	Number of Shares	Value
Trading Companies & Distributors – 0.3%
Fastenal Co.	1,215	$49,596
W.W. Grainger, Inc.	243	49,230
		98,826
Water Utilities – 0.1%
American Water Works Co., Inc.	567	33,878
Total Common Stocks (Cost $32,965,792)		33,533,427
Total Investments — 99.2% (Cost $32,965,792)		33,533,427
Other assets less liabilities — 0.8%		257,986
Net Assets — 100.0%		$33,791,413
(a)	Represents less than 0.05% of net assets.

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,301,469
Aggregate gross unrealized depreciation	(734,638)
Net unrealized appreciation	$566,831
Federal income tax cost of investments	$32,966,596

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Common Stocks – 98.4%
Aerospace & Defense – 0.9%
BAE Systems plc	4,988	$36,730
Meggitt plc	704	3,888
		40,618
Air Freight & Logistics – 1.1%
bpost S.A.	220	5,399
Deutsche Post AG	1,560	43,984
		49,383
Auto Components – 0.3%
Cie Generale des Etablissements Michelin	164	15,660
Beverages – 1.3%
Diageo plc	2,212	60,527
Building Products – 0.5%
Geberit AG	64	21,751
Capital Markets – 0.8%
Aberdeen Asset Management plc	1,996	8,514
Ashmore Group plc	1,488	5,623
Partners Group Holding AG	60	21,653
		35,790
Chemicals – 4.2%
Air Liquide S.A.	276	31,076
BASF SE	936	71,906
Croda International plc	116	5,201
EMS-Chemie Holding AG	8	3,525
Evonik Industries AG	188	6,252
FUCHS PETROLUB SE	32	1,310
FUCHS PETROLUB SE (Preference)	56	2,646
Givaudan S.A.*	16	29,139
Koninklijke DSM N.V.	116	5,832
Solvay S.A.	36	3,849
Syngenta AG	80	31,353
		192,089
Commercial Services & Supplies – 0.2%
Edenred	228	4,322
Societe BIC S.A.	28	4,613
		8,935
Communications Equipment – 0.7%
Telefonaktiebolaget LM Ericsson, Class B	3,376	32,957
Construction & Engineering – 0.2%
Boskalis Westminster	80	3,270
Skanska AB, Class B	412	8,054
		11,324
Consumer Finance – 0.6%
Provident Financial plc	572	28,386

	Number of Shares	Value
Containers & Packaging – 0.2%
Rexam plc	1,100	$9,801
Distributors – 0.1%
Inchcape plc	400	4,628
Diversified Financial Services – 2.3%
Groupe Bruxelles Lambert S.A.	196	16,784
Industrivarden AB, Class A	496	9,349
Industrivarden AB, Class C	432	7,435
Investment AB Kinnevik, Class B	456	14,171
Investor AB, Class B	1,584	58,734
		106,473
Diversified Telecommunication Services – 6.5%
BT Group plc	7,812	54,312
Deutsche Telekom AG	2,844	51,563
Elisa OYJ	132	4,989
Orange S.A.	1,664	27,991
Proximus SADP	264	8,603
Swisscom AG	56	28,140
TalkTalk Telecom Group plc	460	1,474
TDC A/S	1,056	5,286
Telefonica S.A.	3,652	40,604
TeliaSonera AB	3,744	18,736
Vivendi S.A.*	2,772	59,803
		301,501
Electric Utilities – 2.9%
EDP – Energias de Portugal S.A.	2,428	8,759
Electricite de France S.A.	236	3,480
Endesa S.A.	688	13,845
Fortum OYJ	460	6,956
Iberdrola S.A.	5,940	42,265
Red Electrica Corp. S.A.	132	11,057
SSE plc	1,676	37,746
Terna Rete Elettrica Nazionale SpA	2,200	11,366
		135,474
Electrical Equipment – 0.9%
ABB Ltd.*	2,236	40,118
Energy Equipment & Services – 0.1%
Tenaris S.A.	380	4,516
Food & Staples Retailing – 1.1%
Colruyt S.A.	76	3,917
J Sainsbury plc	1,732	6,607
Kesko OYJ, Class B	60	2,110
Koninklijke Ahold N.V.	1,392	29,449
Wm Morrison Supermarkets plc	4,772	10,423
		52,506

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Food Products – 5.2%
Marine Harvest ASA*	248	$3,351
Nestle S.A.	3,068	228,491
Orkla ASA	848	6,716
		238,558
Gas Utilities – 0.8%
Enagas S.A.	364	10,281
Gas Natural SDG S.A.	264	5,396
Snam SpA	3,888	20,399
		36,076
Health Care Equipment & Supplies – 0.2%
Coloplast A/S, Class B	136	11,027
Hotels, Restaurants & Leisure – 1.2%
Compass Group plc	2,428	42,049
InterContinental Hotels Group plc	204	7,992
William Hill plc	1,020	5,953
		55,994
Household Durables – 0.2%
Berkeley Group Holdings plc	220	11,959
Household Products – 1.6%
Reckitt Benckiser Group plc	788	72,950
Industrial Conglomerates – 2.1%
Siemens AG	896	87,482
Smiths Group plc	584	8,087
		95,569
Insurance – 2.2%
Admiral Group plc	544	13,302
Direct Line Insurance Group plc	3,184	19,124
Euler Hermes Group	40	3,849
Gjensidige Forsikring ASA	444	7,128
Sampo Oyj, Class A	1,028	52,486
Tryg A/S	412	8,240
		104,129
Machinery – 0.6%
IMI plc	284	3,606
Kone OYJ, Class B	364	15,488
Melrose Industries plc	744	3,190
Zardoya Otis S.A.	376	4,403
		26,687
Marine – 0.5%
AP Moeller – Maersk A/S, Class A	4	5,168
AP Moeller – Maersk A/S, Class B	4	5,226
Kuehne + Nagel International AG	88	12,114
		22,508

	Number of Shares	Value
Media – 2.6%
Axel Springer SE	52	$2,900
Eutelsat Communications S.A.	164	4,917
Pearson plc	836	9,069
RELX N.V.	1,652	27,888
RELX plc	1,904	33,591
RTL Group S.A.	76	6,361
SES S.A., FDR	320	8,890
WPP plc	1,132	26,078
		119,694
Metals & Mining – 0.7%
BHP Billiton plc	2,784	31,185
Multiline Retail – 0.6%
Marks & Spencer Group plc	1,812	12,082
Next plc	148	15,902
		27,984
Multi-Utilities – 3.7%
Centrica plc	11,548	37,122
E.ON SE	1,804	17,502
Engie S.A.	1,388	24,614
National Grid plc	6,160	85,118
Suez Environnement Co.	320	6,000
		170,356
Oil, Gas & Consumable Fuels – 11.6%
BP plc	26,708	139,352
Eni SpA	3,812	57,145
Royal Dutch Shell plc, Class B	3,604	81,963
Royal Dutch Shell plc, Class A	5,896	132,611
Statoil ASA	1,308	18,280
TOTAL S.A.	2,372	106,328
		535,679
Personal Products – 4.4%
L'Oreal S.A.	212	35,765
Unilever N.V., CVA	1,960	85,389
Unilever plc	1,868	80,574
		201,728
Pharmaceuticals – 16.4%
AstraZeneca plc	1,156	78,657
GlaxoSmithKline plc	5,980	121,015
Novartis AG	2,388	207,072
Orion Oyj, Class B	128	4,445
Roche Holding AG	28	7,741
Roche Holding AG	828	228,631
Sanofi	1,252	106,900
		754,461

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Professional Services – 1.0%
Capita plc	460	$8,190
Experian plc	852	15,082
SGS S.A.	12	22,909
		46,181
Real Estate Investment Trusts (REITs) – 5.0%
British Land Co. plc/The	4,800	55,607
Hammerson plc	3,176	28,087
Intu Properties plc	3,164	14,797
Klepierre	476	21,195
Land Securities Group plc	1,652	28,658
Segro plc	3,092	19,569
Unibail-Rodamco SE	240	61,111
		229,024
Real Estate Management & Development – 0.4%
PSP Swiss Property AG*	80	7,033
Swiss Prime Site AG*	148	11,606
		18,639
Software – 0.2%
Sage Group plc/The	1,136	10,105
Specialty Retail – 1.6%
Fielmann AG	52	3,852
Hennes & Mauritz AB, Class B	1,452	52,031
Kingfisher plc	3,484	16,920
		72,803
Textiles, Apparel & Luxury Goods – 0.9%
HUGO BOSS AG	88	7,322
LVMH Moet Hennessy Louis Vuitton SE	212	33,370
		40,692
Tobacco – 5.0%
British American Tobacco plc	3,012	167,409
Imperial Tobacco Group plc	1,124	59,416
Swedish Match AB	152	5,413
		232,238
Trading Companies & Distributors – 0.2%
Wolseley plc	180	9,792
Transportation Infrastructure – 0.2%
Abertis Infraestructuras S.A.	424	6,637
Aeroports de Paris	20	2,329
		8,966
Water Utilities – 0.6%
Pennon Group plc	488	6,193
Severn Trent plc	296	9,498
United Utilities Group plc	820	11,306
		26,997

	Number of Shares	Value
Wireless Telecommunication Services – 3.8%
Tele2 AB, Class B	432	$4,343
Vodafone Group plc	52,212	170,071
		174,414
Total Common Stocks (Cost $4,715,301)		4,538,832
Total Investments — 98.4% (Cost $4,715,301)		4,538,832
Other assets less liabilities — 1.6%		72,690
Net Assets — 100.0%		$4,611,522
*	Non-income producing security.

Abbreviations
BP	British Petroleum
CVA	Dutch Certification
FDR	Finnish Depository Receipt
OYJ	Public Traded Company

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,982
Aggregate gross unrealized depreciation	(221,451)
Net unrealized depreciation	$(176,469)
Federal income tax cost of investments	$4,715,301

O'Shares FTSE Europe Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of December 31, 2015:

Australia	0.7%
Belgium	0.8%
Denmark	0.8%
Finland	1.9%
France	12.0%
Germany	6.4%
Ireland	0.3%
Italy	1.9%
Luxembourg	0.4%
Netherlands	5.5%
Norway	0.8%
Portugal	0.2%
Spain	2.9%
Sweden	4.6%
Switzerland	19.7%
United Kingdom	39.5%
Other(1)	1.6%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend Hedged ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Exchange Traded Fund – 90.9%
O'Shares FTSE Europe Quality Dividend ETF (Cost $2,330,244)(a)	100,000	$2,305,750
Total Investments — 90.9% (Cost $2,330,244)		2,305,750
Other assets less liabilities — 9.1%		229,482
Net Assets — 100.0%		$2,535,232
(a)	Affiliated company as defined under the Investment Company Act of 1940.

Abbreviations
ETF	Exchange Traded Fund

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(24,494)
Net unrealized depreciation	$(24,494)
Federal income tax cost of investments	$2,330,244

Investment in a company which was affiliated for the period ending December 31, 2015, was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain/(Loss)
O'Shares FTSE Europe Quality Dividend ETF	$—	$2,330,244	$—	$2,305,750	$14,354	$—

*	Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

Forward Foreign Currency Contracts

O'Shares FTSE Europe Quality Dividend Hedged ETF had the following open forward currency contracts as of December 31, 2015:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation(1)
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	01/29/16	(681,725)	$1,011,162	$1,004,862	$6,300
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	01/29/16	(122,160)	17,927	17,795	132
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	01/29/16	(630,435)	690,232	685,257	4,975
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	01/29/16	(156,174)	17,940	17,640	300
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	01/29/16	(884,069)	105,757	104,939	818
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	01/29/16	(448,995)	453,668	449,027	4,641
						$17,166	(2)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.
(2)	The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $17,166. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Common Stocks – 92.5%
Aerospace & Defense – 0.3%
Singapore Technologies Engineering Ltd.	5,625	$11,935
Airlines – 0.7%
Air New Zealand Ltd.	1,104	2,233
Cathay Pacific Airways Ltd.	1,506	2,608
Japan Airlines Co. Ltd.	270	9,777
Singapore Airlines Ltd.	1,515	11,961
		26,579
Auto Components – 1.2%
Bridgestone Corp.	1,155	40,076
Sumitomo Rubber Industries Ltd.	144	1,893
Tokai Rika Co. Ltd.	45	1,126
		43,095
Automobiles – 3.7%
Toyota Motor Corp.	2,139	133,146
Beverages – 0.3%
Coca-Cola Amatil Ltd.	810	5,480
Coca-Cola East Japan Co. Ltd.	75	1,218
Coca-Cola West Co. Ltd.	108	2,206
		8,904
Biotechnology – 1.1%
CSL Ltd.	531	40,684
Building Products – 0.5%
Asahi Glass Co. Ltd.	969	5,606
LIXIL Group Corp.	354	7,946
TOTO Ltd.	138	4,916
		18,468
Capital Markets – 0.3%
IOOF Holdings Ltd.	561	3,885
Perpetual Ltd.	102	3,462
Platinum Asset Management Ltd.	783	4,603
		11,950
Chemicals – 3.1%
Air Water, Inc.	228	3,707
Asahi Kasei Corp.	2,637	18,039
DuluxGroup Ltd.	870	4,209
Hitachi Chemical Co. Ltd.	183	2,945
Incitec Pivot Ltd.	1,467	4,227
JSR Corp.	405	6,393
Kuraray Co. Ltd.	849	10,389
Lintec Corp.	84	1,787
Nippon Kayaku Co. Ltd.	438	4,642
Orica Ltd.	621	7,003
Shin-Etsu Chemical Co. Ltd.	807	44,390
Ube Industries Ltd.	1,749	3,737
		111,468

	Number of Shares	Value
Commercial Services & Supplies – 1.5%
Brambles Ltd.	1,941	$16,339
Downer EDI Ltd.	267	699
Park24 Co. Ltd.	291	7,085
Secom Co. Ltd.	414	28,358
Toppan Forms Co. Ltd.	84	1,006
		53,487
Communications Equipment – 0.1%
VTech Holdings Ltd.	492	5,101
Construction & Engineering – 0.2%
COMSYS Holdings Corp.	216	3,069
Kinden Corp.	144	1,855
Maeda Road Construction Co. Ltd.	66	1,119
		6,043
Construction Materials – 0.7%
Adelaide Brighton Ltd.	813	2,810
Boral Ltd.	912	3,921
CSR Ltd.	957	2,012
Fletcher Building Ltd.	1,503	7,563
James Hardie Industries plc, CDI	666	8,465
		24,771
Containers & Packaging – 0.7%
Amcor Ltd.	2,409	23,556
Orora Ltd.	1,872	3,064
		26,620
Distributors – 0.0%(a)
Canon Marketing Japan, Inc.	75	1,182
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	129	3,743
Diversified Financial Services – 1.2%
ASX Ltd.	492	15,199
First Pacific Co. Ltd.	1,569	1,041
Singapore Exchange Ltd.	4,824	26,183
		42,423
Diversified Telecommunication Services – 3.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,872	650
Nippon Telegraph & Telephone Corp.	726	29,186
Singapore Telecommunications Ltd.	19,074	49,344
Spark New Zealand Ltd.	5,454	12,321
Telstra Corp. Ltd.	4,938	20,155
		111,656
Electric Utilities – 2.3%
AusNet Services	2,904	3,137
Cheung Kong Infrastructure Holdings Ltd.	681	6,309
CLP Holdings Ltd.	3,612	30,690
Contact Energy Ltd.	2,547	8,265

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Mighty River Power Ltd.	2,343	$4,459
Power Assets Holdings Ltd.	3,348	30,801
		83,661
Electrical Equipment – 0.9%
Johnson Electric Holdings Ltd.	381	1,305
Mabuchi Motor Co. Ltd.	123	6,790
Mitsubishi Electric Corp.	2,049	21,845
Ushio, Inc.	114	1,590
		31,530
Electronic Equipment, Instruments & Components – 1.6%
Azbil Corp.	141	3,651
Hamamatsu Photonics KK	309	8,567
Hirose Electric Co. Ltd.	69	8,466
Hitachi High-Technologies Corp.	63	1,723
Kyocera Corp.	441	20,727
Omron Corp.	189	6,387
Venture Corp. Ltd.	1,125	6,503
		56,024
Food & Staples Retailing – 6.4%
FamilyMart Co. Ltd.	165	7,736
Lawson, Inc.	216	17,686
Metcash Ltd.*	1,971	2,316
Mitsubishi Shokuhin Co. Ltd.	15	372
Seven & i Holdings Co. Ltd.	1,005	46,367
Sun Art Retail Group Ltd.	3,366	2,541
UNY Group Holdings Co. Ltd.	285	1,808
Wesfarmers Ltd.	3,183	96,360
Woolworths Ltd.	3,024	53,903
		229,089
Food Products – 0.5%
House Foods Group, Inc.	72	1,432
Nisshin Seifun Group, Inc.	222	3,667
Nissin Foods Holdings Co. Ltd.	93	4,971
Toyo Suisan Kaisha Ltd.	84	2,954
Wilmar International Ltd.	1,911	3,960
		16,984
Gas Utilities – 2.1%
APA Group	2,292	14,474
Hong Kong & China Gas Co. Ltd.	13,044	25,583
Osaka Gas Co. Ltd.	3,366	12,267
Toho Gas Co. Ltd.	513	3,348
Tokyo Gas Co. Ltd.	3,966	18,819
Towngas China Co. Ltd.	681	395
		74,886
Health Care Equipment & Supplies – 1.5%
Ansell Ltd.	177	2,760
Cochlear Ltd.	90	6,259
Fisher & Paykel Healthcare Corp. Ltd.	1,509	9,194

	Number of Shares	Value
Hoya Corp.	822	$34,036
Nihon Kohden Corp.	96	2,346
		54,595
Health Care Providers & Services – 0.5%
Miraca Holdings, Inc.	63	2,802
Ramsay Health Care Ltd.	81	4,004
Ryman Healthcare Ltd.	789	4,591
Sonic Healthcare Ltd.	480	6,241
		17,638
Hotels, Restaurants & Leisure – 0.8%
Cafe de Coral Holdings Ltd.	1,269	3,725
Crown Resorts Ltd.	243	2,210
Flight Centre Travel Group Ltd.	99	2,873
SKYCITY Entertainment Group Ltd.	1,863	5,650
Star Entertainment Grp Ltd./The	867	3,204
Tabcorp Holdings Ltd.	1,224	4,194
Tatts Group Ltd.	1,848	5,903
		27,759
Household Durables – 0.5%
PanaHome Corp.	171	1,305
Sekisui Chemical Co. Ltd.	546	7,221
Sekisui House Ltd.	621	10,565
		19,091
Industrial Conglomerates – 3.5%
CK Hutchison Holdings Ltd.	6,621	89,360
Hopewell Holdings Ltd.	618	2,221
Jardine Matheson Holdings Ltd.	372	18,127
Keppel Corp. Ltd.	3,063	14,056
NWS Holdings Ltd.	2,601	3,893
		127,657
Internet Software & Services – 0.1%
Yahoo Japan Corp.	1,170	4,805
IT Services – 0.3%
Computershare Ltd.	336	2,841
Itochu Techno-Solutions Corp.	84	1,691
Obic Co. Ltd.	63	3,373
Otsuka Corp.	54	2,675
		10,580
Leisure Products – 0.5%
Bandai Namco Holdings, Inc.	228	4,860
Heiwa Corp.	135	2,546
Sankyo Co. Ltd.	255	9,592
Sega Sammy Holdings, Inc.	171	1,613
		18,611
Machinery – 3.4%
Amada Holdings Co. Ltd.	360	3,483
FANUC Corp.	486	85,165

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Komatsu Ltd.	1,224	$20,269
Kurita Water Industries Ltd.	264	5,576
Nabtesco Corp.	135	2,781
OSG Corp.	72	1,376
Yangzijiang Shipbuilding Holdings Ltd.	4,920	3,815
		122,465
Media – 1.0%
Hakuhodo DY Holdings, Inc.	294	3,224
Nippon Television Holdings, Inc.	42	774
REA Group Ltd.	81	3,246
Seven West Media Ltd.	615	347
Singapore Press Holdings Ltd.	3,798	10,548
SKY Network Television Ltd.	1,845	5,797
SKY Perfect JSAT Holdings, Inc.	201	1,143
Television Broadcasts Ltd.	1,155	4,761
Toho Co. Ltd.	150	4,190
TV Asahi Holdings Corp.	30	524
		34,554
Metals & Mining – 4.4%
BHP Billiton Ltd.	9,207	119,636
Maruichi Steel Tube Ltd.	228	6,804
Rio Tinto Ltd.	723	23,519
Sumitomo Metal Mining Co. Ltd.	549	6,752
		156,711
Multiline Retail – 0.1%
Harvey Norman Holdings Ltd.	840	2,554
Lifestyle International Holdings Ltd.	504	674
		3,228
Multi-Utilities – 0.2%
AGL Energy Ltd.	573	7,537
Vector Ltd.	588	1,276
		8,813
Oil, Gas & Consumable Fuels – 2.6%
Caltex Australia Ltd.	468	12,837
Idemitsu Kosan Co. Ltd.	156	2,513
New Hope Corp. Ltd.	672	902
Origin Energy Ltd.	723	2,472
Santos Ltd.	1,155	3,092
Showa Shell Sekiyu KK	468	3,844
TonenGeneral Sekiyu KK	1,491	12,667
Woodside Petroleum Ltd.	2,667	55,728
		94,055
Personal Products – 1.1%
Kao Corp.	690	35,878
Pola Orbis Holdings, Inc.	27	1,800
		37,678
Pharmaceuticals – 4.3%
Astellas Pharma, Inc.	4,323	62,224
Hisamitsu Pharmaceutical Co., Inc.	102	4,325

	Number of Shares	Value
KYORIN Holdings, Inc.	81	$1,705
Mitsubishi Tanabe Pharma Corp.	432	7,527
Mochida Pharmaceutical Co. Ltd.	18	1,288
Otsuka Holdings Co. Ltd.	717	25,731
Sawai Pharmaceutical Co. Ltd.	39	2,694
Takeda Pharmaceutical Co. Ltd.	981	49,460
		154,954
Professional Services – 0.1%
SEEK Ltd.	219	2,451
Real Estate Investment Trusts (REITs) – 9.3%
Ascendas Real Estate Investment Trust	8,697	13,978
CapitaLand Commercial Trust Ltd.	11,445	10,891
CapitaLand Mall Trust	14,430	19,631
Champion REIT	3,594	1,799
Dexus Property Group	3,360	18,334
Goodman Group	5,982	27,288
GPT Group/The	6,117	21,273
Kiwi Property Group Ltd.	5,787	5,349
Link REIT	13,488	80,753
Mirvac Group	11,997	17,282
Scentre Group	19,905	60,679
Shopping Centres Australasia Property Group	2,784	4,314
Stockland	7,662	22,856
Suntec Real Estate Investment Trust	6,438	7,034
Vicinity Centres	11,304	23,028
		334,489
Real Estate Management & Development – 6.9%
Daito Trust Construction Co. Ltd.	339	39,481
Frasers Centrepoint Ltd.	915	1,084
Hang Lung Properties Ltd.	6,564	14,940
Henderson Land Development Co. Ltd.	2,052	12,576
Hongkong Land Holdings Ltd.	1,935	13,545
Hysan Development Co. Ltd.	2,340	9,586
Kerry Properties Ltd.	1,554	4,241
LendLease Group	714	7,408
Sino Land Co. Ltd.	9,171	13,443
Sumitomo Real Estate Sales Co. Ltd.	21	486
Sun Hung Kai Properties Ltd.	5,955	71,920
Swire Pacific Ltd., Class A	1,338	15,054
Swire Properties Ltd.	1,887	5,454
UOL Group Ltd.	1,635	7,192
Wharf Holdings Ltd./The	4,446	24,668
Wheelock & Co. Ltd.	1,128	4,752
Wing Tai Holdings Ltd.	1,233	1,525
		247,355
Road & Rail – 2.4%
Asciano Ltd.	585	3,720
Aurizon Holdings Ltd.	3,990	12,715
ComfortDelGro Corp. Ltd.	7,923	17,034

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Hitachi Transport System Ltd.	42	$741
Kintetsu Group Holdings Co. Ltd.	2,535	10,389
MTR Corp. Ltd.	3,405	16,871
Nagoya Railroad Co. Ltd.	1,005	4,219
Nippon Express Co. Ltd.	852	4,051
SMRT Corp. Ltd.	849	900
West Japan Railway Co.	249	17,375
		88,015
Semiconductors & Semiconductor Equipment – 0.1%
ASM Pacific Technology Ltd.	237	1,862
Disco Corp.	30	2,868
		4,730
Software – 0.3%
Oracle Corp. Japan	120	5,636
Trend Micro, Inc.	123	5,041
		10,677
Specialty Retail – 0.7%
Autobacs Seven Co. Ltd.	294	5,406
Shimachu Co. Ltd.	144	3,306
Shimamura Co. Ltd.	66	7,824
USS Co. Ltd.	618	9,402
		25,938
Technology Hardware, Storage & Peripherals – 3.8%
Canon, Inc.	2,262	69,104
Samsung Electronics Co. Ltd., GDR	127	67,500
Toshiba TEC Corp.	162	583
		137,187
Textiles, Apparel & Luxury Goods – 0.5%
Li & Fung Ltd.	11,898	8,091
Prada SpA	378	1,175
Texwinca Holdings Ltd.	1,224	1,281
Wacoal Holdings Corp.	210	2,531
Yue Yuen Industrial Holdings Ltd.	1,935	6,579
		19,657
Tobacco – 2.2%
Japan Tobacco, Inc.	2,127	79,054
Trading Companies & Distributors – 2.1%
Marubeni Corp.	1,815	9,432
Mitsubishi Corp.	1,455	24,529
Mitsui & Co. Ltd.	2,358	28,334
Sumitomo Corp.	1,239	12,777
		75,072
Transportation Infrastructure – 0.7%
Auckland International Airport Ltd.	975	3,838
Hopewell Highway Infrastructure Ltd.	3,021	1,458
Hutchison Port Holdings Trust	11,295	5,987
Kamigumi Co. Ltd.	291	2,535

	Number of Shares	Value
Macquarie Atlas Roads Group	738	$2,185
SIA Engineering Co. Ltd.	954	2,488
Sydney Airport	1,491	6,888
		25,379
Wireless Telecommunication Services – 6.0%
KDDI Corp.	4,821	126,401
M1 Ltd.	1,185	2,272
NTT DOCOMO, Inc.	3,921	80,966
StarHub Ltd.	2,298	5,993
		215,632
Total Common Stocks (Cost $3,309,368)		3,332,259
Exchange Traded Funds – 4.8%
iShares MSCI South Korea Capped ETF	1,985	98,595
SPDR MSCI South Korea Quality Mix ETF	2,980	74,694
Total Exchange Traded Funds (Cost $167,495)		173,289
	No. of Rights
Rights – 0.0%
Real Estate Investment Trusts (REITs) – 0.0%
Ascendas Real Estate Investment Trust, expiring 1/13/2016, price 2.22 SGD (Cost $–)*(b)	326	—
Total Investments — 97.3% (Cost $3,476,863)		3,505,548
Other assets less liabilities — 2.7%		95,963
Net Assets — 100.0%		$3,601,511
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of 12/31/2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $— or 0.0% of total net assets.

Abbreviations
CDI	CHESS Depositary Interest
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depository Receipts

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,516
Aggregate gross unrealized depreciation	(114,831)
Net unrealized appreciation	$28,685
Federal income tax cost of investments	$3,476,863

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2015 (Unaudited)

O’Shares FTSE Asia Pacific Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of December 31, 2015:

Australia	22.5%
China	0.1%
Hong Kong	15.0%
Ireland	0.2%
Italy	0.0	%(a)
Japan	43.8%
New Zealand	2.0%
Singapore	6.4%
South Korea	1.9%
United Kingdom	0.6%
United States	4.8%
Other(1)	2.7%
	100.0%
(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Schedule of Investments
December 31, 2015 (Unaudited)

	Number of Shares	Value
Exchange Traded Fund – 94.5%
O’Shares FTSE Asia Pacific Quality Dividend ETF (Cost $2,345,109)(a)	100,000	$2,400,991
Total Investments — 94.5% (Cost $2,345,109)		2,400,991
Other assets less liabilities — 5.5%		139,313
Net Assets — 100.0%		$2,540,304
(a)	Affiliated company as defined under the Investment Company Act of 1940.

Abbreviations
ETF	Exchange Traded Fund

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,882
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$55,882
Federal income tax cost of investments	$2,345,109

Investment in a company which was affiliated for the period ending December 31, 2015, was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain/(Loss)
O’Shares FTSE Asia Pacific Quality Dividend ETF	$—	$2,345,109	$—	$2,400,991	$42,874	$—
*	Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

Forward Foreign Currency Contracts

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF had the following open forward currency contracts as of December 31, 2015:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)(1)
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	01/29/16	(775,120)	$564,675	$563,263	$1,412
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	01/29/16	(124,955,819)	1,038,270	1,039,313	(1,043)
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	01/29/16	(68,038)	46,701	46,500	201
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	01/29/16	(216,404)	153,044	152,413	631
						$1,201	(2)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.
(2)	The Net Amount of the Fund’s uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $1,201. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2015 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
ASSETS
Investments in securities, at value(1)	$33,533,427	$4,538,832	$—	$3,505,548	$—
Investments in affiliated Underlying Fund, at value(2)	—	—	2,305,750	—	2,400,991
Cash	213,018	53,049	340,561	93,240	209,677
Unrealized appreciation on forward foreign currency contracts	—	—	17,166	—	2,244
Receivables:
Dividends and interest	59,084	6,803	—	9,514	—
Receivable for capital shares issued	—	1,063,818	—	—	—
Investment adviser (Note 4)	—	—	56	—	260
Reclaims	—	63	—	135	—
Total Assets	33,805,529	5,662,565	2,663,533	3,608,437	2,613,172
LIABILITIES
Due to Broker	—	—	28,067	—	31,131
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,043
Payables:
Securities purchased	—	1,045,630	—	—	—
Income distributions	—	—	98,090	—	38,550
Advisory fees	11,934	770	—	783	—
Trustees fees	1,950	1,950	1,950	1,950	1,950
Accrued expenses and other liabilities	232	2,693	194	4,193	194
Total Liabilities	14,116	1,051,043	128,301	6,926	72,868
Net Assets	$33,791,413	$4,611,522	$2,535,232	$3,601,511	$2,540,304
NET ASSETS CONSIST OF:
Paid-in capital	$33,339,729	$4,823,236	$2,500,025	$3,666,667	$2,500,025
Accumulated undistributed net investment income (loss)	9,788	(5,153)	(88,695)	(23,148)	(14,975)
Accumulated undistributed net realized gain (loss)	(125,739)	(25,234)	131,230	(70,681)	(1,829)
Net unrealized appreciation (depreciation) on:
Investments	567,635	(176,469)	—	28,685	—
Investments in affiliated underlying funds	—	—	(24,494)	—	55,882
Translation of assets and liabilities denominated in foreign currencies	—	(4,858)	—	(12)	—
Forward foreign currency contracts	—	—	17,166	—	1,201
Net Assets	$33,791,413	$4,611,522	$2,535,232	$3,601,511	$2,540,304
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	1,350,001	200,001	100,001	150,001	100,001
Net Asset Value	$25.03	$23.06	$25.35	$24.01	$25.40
(1) Investments in securities, at cost	$32,965,792	$4,715,301	$—	$3,476,863	$—
(2) Investments in affiliated Underlying Fund, at cost	$—	$—	$2,330,244	$—	$2,345,109

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended December 31, 2015 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
	For the period 07/14/15* – 12/31/15	For the period 08/19/15* – 12/31/15	For the period 08/25/15* – 12/31/15	For the period 08/19/15* – 12/31/15	For the period 08/25/15* – 12/31/15
INVESTMENT INCOME
Dividend income	$414,983	$26,241	$—	$53,598	$—
Dividend income from affiliates	—	—	14,354	—	42,874
Foreign withholding tax on dividends	—	(2,105)	—	(3,481)	—
Total Investment Income	414,983	24,136	14,354	50,117	42,874
EXPENSES
Investment management fees (Note 4)	60,029	7,483	6,308	7,538	6,148
Professional fees	1,451	863	838	863	838
Trustees fees	2,325	2,325	2,325	2,325	2,325
Total Expenses before Adjustments	63,805	10,671	9,471	10,726	9,311
Less: waivers and/or reimbursements by Adviser (Note 4)	(5,252)	(3,211)	(7,806)	(3,226)	(7,869)
Total Expenses after Adjustments	58,553	7,460	1,665	7,500	1,442
Net Investment Income (Loss)	356,430	16,676	12,689	42,617	41,432
NET REALIZED GAIN (LOSS) ON:
Investments in securities	(252,755)	(29,525)	—	(70,211)	—
Foreign currency transactions	—	4,291	131,230	(470)	(1,829)
In-kind redemptions of investments	127,016	—	—	—	—
Net Realized Gain (Loss)	(125,739)	(25,234)	131,230	(70,681)	(1,829)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	567,635	(176,469)	—	28,685	—
Investments in Affiliated Underlying Funds	—	—	(24,494)	—	55,882
Translation of assets and liabilities denominated in foreign currencies	—	(4,858)	—	(12)	—
Forward foreign currency contracts	—	—	17,166	—	1,201
Net Change in Unrealized Appreciation (Depreciation)	567,635	(181,327)	(7,328)	28,673	57,083
Net Realized and Unrealized Gain (Loss)	441,896	(206,561)	123,902	(42,008)	55,254
Net Increase (Decrease) in Net Assets Resulting from Operations	$798,326	$(189,885)	$136,591	$609	$96,686
*	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2015 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend Hedged ETF	O’Shares FTSE Asia Pacific Quality Dividend ETF	O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
	For the period 07/14/15* – 12/31/15	For the period 08/19/15* – 12/31/15	For the period 08/25/15* – 12/31/15	For the period 08/19/15* – 12/31/15	For the period 08/25/15* – 12/31/15
OPERATIONS
Net investment income (loss)	$356,430	$16,676	$12,689	$42,617	$41,432
Net realized gain (loss)	(125,739)	(25,234)	131,230	(70,681)	(1,829)
Net change in unrealized appreciation (depreciation)	567,635	(181,327)	(7,328)	28,673	57,083
Net Increase (Decrease) in Net Assets Resulting from Operations	798,326	(189,885)	136,591	609	96,686
DISTRIBUTIONS
Net investment income	(346,642)	(21,829)	(101,384)	(65,765)	(56,407)
Total Distributions	(346,642)	(21,829)	(101,384)	(65,765)	(56,407)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	35,820,254	4,823,236	2,500,025	3,666,667	2,500,025
Cost of shares redeemed	(2,480,525)	—	—	—	—
Net Increase (Decrease) from Capital Transactions	33,339,729	4,823,236	2,500,025	3,666,667	2,500,025
Total Increase (Decrease) in Net Assets	33,791,413	4,611,522	2,535,232	3,601,511	2,540,304
NET ASSETS
Beginning of period	$—	$—	$—	$—	$—
End of Period	$33,791,413	$4,611,522	$2,535,232	$3,601,511	$2,540,304
Accumulated undistributed net investment income (loss) included in end of period net assets	$9,788	$(5,153)	$(88,695)	$(23,148)	$(14,975)
SHARE TRANSACTIONS
Beginning of period	—	—	—	—	—
Shares issued	1	1	1	1	1
Shares issued in-kind	1,450,000	200,000	100,000	150,000	100,000
Shares redeemed in-kind	(100,000)	—	—	—	—
Shares Outstanding, End of Period	1,350,001	200,001	100,001	150,001	100,001
*	Commencement of investment operations.
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.

See accompanying notes to the financial statements.

(This page intentionally left blank.)

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
O’Shares FTSE U.S. Quality Dividend ETF
For the period 07/14/15* – 12/31/15 (Unaudited)	$25.00	$0.34	$(0.02	)(8)	$0.32	$(0.29)	$—	$—	$(0.29)	$25.03
O’Shares FTSE Europe Quality Dividend ETF
For the period 08/19/15* – 12/31/15 (Unaudited)	25.00	0.11	(1.90)		(1.79)	(0.15)	—	—	(0.15)	23.06
O’Shares FTSE Europe Quality Dividend Hedged ETF
For the period 08/25/15* – 12/31/15 (Unaudited)	25.00	0.13	1.23		1.36	(1.01)	—	—	(1.01)	25.35
O’Shares FTSE Asia Pacific Quality Dividend ETF
For the period 08/19/15* – 12/31/15 (Unaudited)	25.00	0.29	(0.84)		(0.55)	(0.44)	—	—	(0.44)	24.01
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
For the period 08/25/15* – 12/31/15 (Unaudited)	25.00	0.41	0.55		0.96	(0.56)	—	—	(0.56)	25.40
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)				Total Return(3)(4)
	Expenses	Expenses net of reimbursements	Net investment income before reimbursements	Net investment income net of reimbursements	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O’Shares FTSE U.S. Quality Dividend ETF
For the period 07/14/15* – 12/31/15 (Unaudited)	0.52%	0.48%	2.88%	2.92%	1.32%	1.48%	20%	$33,791
O’Shares FTSE Europe Quality Dividend ETF
For the period 08/19/15* – 12/31/15 (Unaudited)	0.83	0.58	1.05	1.30	(7.18)	(7.39)	16	4,612
O’Shares FTSE Europe Quality Dividend Hedged ETF
For the period 08/25/15* – 12/31/15 (Unaudited)	1.02	0.18	0.53	1.37	5.42	4.63	—	2,535
O’Shares FTSE Asia Pacific Quality Dividend ETF
For the period 08/19/15* – 12/31/15 (Unaudited)	0.83	0.58	3.05	3.30	(2.19)	(2.27)	32	3,602
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
For the period 08/25/15* – 12/31/15 (Unaudited)	1.03	0.16	3.72	4.59	3.86	4.07	—	2,540

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2015 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the “Funds” or individually a “Fund”): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE U.S. Quality Dividend ETF commenced operations on July 14, 2015. The O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF commenced operations on August 19, 2015. The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF commenced operations on August 25, 2015.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their net asset value and market value, respectively.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2015 for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks/Exchange Traded Fund	Forward Foreign Currency Contracts		Totals
O’Shares FTSE U.S. Quality Dividend ETF
Assets:	$33,533,427	$—	$—	$33,533,427
Liabilities:	—	—	—	—
Totals:	$33,533,427	$—	$—	$33,533,427
O’Shares FTSE Europe Quality Dividend ETF
Assets:	$4,538,832	$—	$—	$4,538,832
Liabilities:	—	—	—	—
Totals:	$4,538,832	$—	$—	$4,538,832
O’Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$2,305,750	$17,166	$—	$2,322,916
Liabilities:	—	—	—	—
Totals:	$2,305,750	$17,166	$—	$2,322,916
O’Shares FTSE Asia Pacific Quality Dividend ETF
Assets:	$3,505,548	$—	$—	$3,505,548
Liabilities:	—	—	—	—
Totals:	$3,505,548	$—	$—	$3,505,548
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$2,400,991	$2,244	$—	$2,403,235
Liabilities:	—	(1,043)	—	(1,043)
Totals:	$2,400,991	$1,201	$—	$2,402,192

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

For the period ended December 31, 2015, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type. There were no transfers between Levels 1, 2, and 3 for the period ended December 31, 2015.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts for a variety of reasons, including hedging and extracting investment returns. Forward foreign currency contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

During the period ended December 31, 2015, the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF held forward foreign currency contracts with an average monthly settlement value as follow:

Fund	Average Settlement Value
O’Shares FTSE Europe Quality Dividend Hedged ETF	$2,238,399
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	1,737,091

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Value of Derivative Instruments as of December 31, 2015
Fund	Derivatives Not Accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Forward Foreign Currency Contracts	Statements of Assets and Liabilities
O’Shares FTSE Europe Quality Dividend Hedged ETF			$17,166	$—
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF			2,244	1,043

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2015
Fund	Derivatives not Accounted for as Hedging Instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Forward Foreign Currency Contracts
O’Shares FTSE Europe Quality Dividend Hedged ETF		$134,565	$17,166
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF		1,110	1,201

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of December 31, 2015, management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment tand inransactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

FFCM LLC acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”).

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and is accountable to the Trustees for the administration of the affairs of the Funds. Pursuant to the Advisory Agreement, the Adviser is entitled to receive an annual management fee as a percentage of average daily net assets for each Fund, payable on a monthly basis as follows:

Fund	Management Fee (as a percentage of average daily net assets)
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF	0.68%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	0.68%

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Prior to August 24, 2015, the management fees for the Funds were the following:

Fund	Management Fee (as a percentage of average daily net assets)
O’Shares FTSE U.S. Quality Dividend ETF	0.55%
O’Shares FTSE Europe Quality Dividend ETF	0.60%
O’Shares FTSE Europe Quality Dividend Hedged ETF	0.70%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.65%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	0.75%

Under the Advisory Agreement, the Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

The Adviser has agreed to waive its fees and reimburse expenses for each Fund until at least July 10, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for the Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to the ratios below:

Fund	Expense Limitation
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF*	0.68%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF*	0.68%
*	In addition, the Adviser has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses (“AFFE”) incurred by O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF from its investments in the O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF respectively. The expense limitation of 0.68% for each Fund is inclusive of AFFE for the Funds. AFFE are expenses incurred indirectly by the Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund’s financial statements.

This undertaking can only be changed with the approval of the Board of Trustees.

For the period ended December 31, 2015, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
O’Shares FTSE U.S. Quality Dividend ETF	$5,252	$—
O’Shares FTSE Europe Quality Dividend ETF	3,211	—
O’Shares FTSE Europe Quality Dividend Hedged ETF	6,308	1,498
O’Shares FTSE Asia Pacific Quality Dividend ETF	3,226	—
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	6,148	1,721

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

The Adviser has entered into a Sponsor Agreement with O’Leary Funds Management LP (the “Sponsor”). Under the Sponsor Agreement, the Sponsor agrees to pay certain expenses of each Fund. In particular, the Sponsor agrees to pay: up to $60,000 per year for fixed Trust expenses (such as insurance premiums, legal and other professional fees) (“Fixed Expenses”); all fees budgeted for the Funds and attributable solely to the Funds (“Incremental Expenses,”); and; at least trustee and trustee counsel fees allocable to the Funds and reimbursed to the Funds by the Adviser under the Expense Limitation Agreement (“Capped Expenses,” and together with Fixed Expenses and Incremental Expenses, “Sponsor Expenses”). Under the Sponsor Agreement, the Sponsor will not pay with respect to any Fund: the advisory fee; distribution fees (including payments under the Fund’s 12b-1 plan); brokerage commissions and other expenses incurred in placing orders for the purchase or sale of securities and other investment instruments; acquired fund fees and expenses; taxes; interest (including borrowing costs and dividend expenses on securities sold short); and, litigation and other extraordinary expenses. The Sponsor will enter into one or more index and/or data services agreement(s) with the Funds’ index provider, which provide for use of licensed indices by the Funds and the use of the related data by the Adviser in connection with its management of the Funds’ portfolios. The Sponsor will contract with a third party to have calculated and disclosed the indicative intraday value (“IIV”) of the Funds’ shares and to provide sub-administration services to the Adviser with respect to the Funds. Finally, under the Sponsor Agreement, the Sponsor agrees to develop the marketing strategy for the Funds and cooperate with the Adviser and the Funds’ Distributor to market, on behalf of the Distributor, the Funds’ shares in the U.S. In addition, the Sponsor also bore significant costs in developing the Funds, including arranging for the rights of the Funds and the Adviser to use the licensed index and related data. For these services and payments, the Sponsor is entitled to a fee from the Adviser equal to 90% of the Net Management Fee received by the Adviser from the Funds. For these purposes, the “Net Management Fee” is defined as the total management fee earned by the Adviser under the Advisory Agreement minus (a) all Fund expenses that the Adviser is required to pay (on behalf of the Fund) under the Advisory Agreement, and (b) the Capped Expenses. The Sponsor does not make investment decisions, provide investment advice or otherwise act in the capacity of an investment adviser to any Fund.

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

8. Investment Transactions

For the period ended December 31, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE U.S. Quality Dividend ETF	$4,780,766	$4,727,225
O’Shares FTSE Europe Quality Dividend ETF	564,323	568,052
O’Shares FTSE Europe Quality Dividend Hedged ETF	120,665	—
O’Shares FTSE Asia Pacific Quality Dividend ETF	1,145,120	1,069,268
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	122,348	—

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2015, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares FTSE U.S. Quality Dividend ETF	$2,453,871	$127,016

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2015, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE U.S. Quality Dividend ETF	$35,491,862
O’Shares FTSE Europe Quality Dividend ETF	4,747,754
O’Shares FTSE Europe Quality Dividend Hedged ETF	2,209,579
O’Shares FTSE Asia Pacific Quality Dividend ETF	3,471,900
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	2,222,761

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Asia-Pacific Risk:  Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Depositary Receipts Risk:  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk:  Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Europe Risk:  Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Exchange-Traded Funds and Other Investment Companies Risk:  The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk:  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk:  The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk:  A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

International Closed Market Trading Risk:  If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Large-Capitalization Stock Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

Market Events Risk:  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Stock Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk:  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2015 (Unaudited)

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)
December 31, 2015

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2015.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2015

	Beginning Account Value 07/01/15	Ending Account Value 12/31/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE U.S. Quality Dividend ETF(a)
Actual	$1,000.00	$1,013.20	$2.26	0.48%
Hypothetical	$1,000.00	$1,022.72	$2.44	0.48%
O’Shares FTSE Europe Quality Dividend ETF(b)
Actual	$1,000.00	$928.20	$2.06	0.58%
Hypothetical	$1,000.00	$1,022.22	$2.95	0.58%
O’Shares FTSE Europe Quality Dividend Hedged ETF(c)
Actual	$1,000.00	$1,054.20	$0.65	0.18%
Hypothetical	$1,000.00	$1,024.23	$0.92	0.18%
O’Shares FTSE Asia Pacific Quality Dividend ETF(b)
Actual	$1,000.00	$978.10	$2.12	0.58%
Hypothetical	$1,000.00	$1,022.22	$2.95	0.58%
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF(c)
Actual	$1,000.00	$1,038.60	$0.57	0.16%
Hypothetical	$1,000.00	$1,024.33	$0.81	0.16%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one half year period)
(a)	The Fund commenced operations on July 14, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 171 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).
(b)	The Fund commenced operations on August 19, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 135 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).
(c)	The Fund commenced operations on August 25, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 129 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

Board Consideration of the Investment Advisory Agreements

At its regular meeting on May 19, 2015, and at a special meeting on June 18, 2015, the Board of Trustees (“Board”) of FQF Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or FFCM, LLC (“Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the Investment Advisory Agreement (“Agreement”) for the O’Shares FTSE U.S. Quality Dividend ETF, the O’Shares FTSE Europe Quality Dividend ETF, the O’Shares FTSE Europe Quality Dividend Hedged ETF, the O’Shares FTSE Asia Pacific Quality Dividend ETF and the O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF (each a “Fund,” and together the “Funds”). At its regular meeting on August 24, 2015, the Board approved a reduction in the advisory fee to be paid by each Fund under the Agreement.

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by the Adviser and met with senior representatives of the Adviser regarding their personnel and operations. For each Fund, the Board considered the following factors, among others, in connection with its renewal of the Agreement: (1) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (2) the costs of such services; (3) the extent to which economies of scale might be realized by Fund shareholders as the Fund grows; (4) whether fee levels reflect any such potential economies of scale; and (5) other benefits, if any, derived by the Adviser from its relationship with the Fund.

With respect to the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement, the Board considered the portfolio managers and other personnel at the Adviser who will provide services to the Funds. Among other things, the Board evaluated the integrity of the Adviser’s personnel and the experience of the portfolio managers. In this regard, the Board considered, among other things, the demonstrated ability of the portfolio managers to manage each Fund’s investments in accordance with the Fund’s stated investment objectives (i.e., to track a target index). In addition, the Board considered the backtested hypothetical performance of the target indexes proposed for the Funds as well as the Adviser’s compliance program, including its Code of Ethics and its policies and procedures regarding Fund marketing and advertising. The Board further considered the financial condition of the Adviser, including the ability of the Adviser in light of its financial resources to provide high-quality investment advisory services to the Funds. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds.

With respect to the overall fairness of the Agreement, the Board considered the fee structure of the Agreement with respect to each Fund and any fall-out benefits likely to accrue to the Adviser as a result of its relationship with the Funds. In this regard, the Board considered the Adviser’s intended usage of soft dollars. The Board also reviewed tables comparing each Fund’s advisory fee and net expense ratio, including as reduced, to a peer group of comparable exchange-traded funds (“ETFs”) and considered the Adviser’s explanation as to why the identified peer group was an appropriate comparison. Further, the Board considered the advisory fee levels and net expense ratios of other series of the Trust. Under the circumstances, the Board concluded that the advisory fee and net expense ratio proposed for each Fund were not unreasonable.

With respect to the profitability of the Adviser under the Agreement and the potential economies of scale that might be realized by the Funds, the Board noted that the Funds were not yet operational. Accordingly, the Board concluded it was too soon to properly evaluate the potential economies of scale for the Funds and the profitability of the Funds to the Adviser. Accordingly, the Board concluded that profitability and economies of scale were not material factors to be considered in connection with the current approval of the Agreement.

Based on their review and all of the relevant facts and circumstances, the Board concluded that the terms of the Agreement were fair and reasonable and that the each Fund and its shareholders could benefit from the Adviser’s management. Thus, the Board determined that the approval of the Agreement with respect to each Fund was appropriate and in the best interest of Fund shareholders. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. In sum, after reviewing a memorandum from Trust counsel discussing the legal standards applicable to the Board’s consideration of the Agreement, and after the Independent Trustees

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

met privately with their counsel, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services (to be) performed, expenses (to be) incurred and such other matters as the Board considered relevant.

Board Consideration of the New and Interim Investment Advisory Agreements

At the August Meeting, the Board, including the Trustees who are not “interested persons” of the Trust or FFCM (including its affiliates) (such Trustees, the “Independent Trustees”), approved the Interim and New Agreements for the Funds. In advance of the meeting, the Board members received and considered a variety of information relating to the Interim and New Agreements, and were given the opportunity to ask questions and request additional information. In considering the Interim and New Agreements, the Board considered information provided to it in connection with its prior meetings, including its meetings on February 11, 2015 (“February Meeting”), at which the Board considered and renewed the Current Agreement for the QuantShares Funds, and on June 18, 2015 (“June Meeting”), at which the Board considered and approved the Current Agreement for the O’Shares Funds.

In evaluating the Agreements, the Board, including the Independent Trustees, reviewed materials furnished by FFCM and met with senior representatives of FFCM regarding their personnel and operations. For each Fund, the Board considered the following factors, among others, in connection with its approval of the Agreements: (1) the nature, extent, and quality of the services to be provided by FFCM to the Fund; (2) the costs of such services; (3) the extent to which economies of scale might be realized by Fund shareholders as the Fund grows; (4) whether fee levels reflect any such potential economies of scale; and (5) other benefits, if any, derived by FFCM from its relationship with the Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by FFCM to the Funds under each Interim and New Agreement, the Board considered that the terms of each Interim and New Agreement are the same as the terms of the Funds’ respective Current Agreement, except for the effective dates. The Board also considered that the Transaction is not expected to result in any change in the structure or operations of the Funds or in the core services provided to the Funds by FFCM. The level of service and the manner in which each Fund’s assets are managed are expected to remain the same. The Board also noted that the key personnel employed by FFCM who provide services to the Funds, including the Funds’ portfolio managers, are expected to remain at FFCM following the Transaction, although there is no guarantee that they will do so or that new employees of FFCM will not perform such roles. The Board further considered that Funds’ service provider relationships are not currently expected to change, but that changes may be proposed in the future if they would be beneficial to the Funds. The Board also discussed, with FFCM, its process for evaluating the proposed Transaction and other alternatives FFCM had considered to the Transaction.

The Board discussed with FFCM, as it has at prior meetings, its financial condition including the overall financial strength of FFCM, before and after the Transaction, and the resources and staffing in place with respect to the services provided to the Funds. In addition, among other things, the Board evaluated FFCM’s compliance procedures and record, the experience of the portfolio management team in managing the Funds and the adequacy of its resources, including FFCM’s representation that it would be in a stronger financial position to provide services to, and cover FFCM’s reimbursable expenses to, the Funds as a result of the Transaction. The Board also noted that FFCM had undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) the implementation of policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws and the Exemptive Order; and (5) the implementation of Board directives as they relate to the Funds. The Board also noted the steps that FFCM had taken to monitor performance for the operational QuantShares Funds, including tracking error between each Fund and its Target Index.

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

In evaluating the new control persons, the Board considered their history, reputation, background and financial condition. The Board also considered the new control persons’ capabilities, experience, corporate structure and capital resources, as well as their long-term business goals with regard to FFCM and the Funds. In this regard, the Board recognized that quantitative asset management is the core investment philosophy of FFCM and that it is intended by FFCM and the new control persons that FFCM be positioned to continue providing such quantitative asset management services to investors, including the Funds. The Board also considered management’s explanation of the distribution-related opportunities available to the Funds as a result of an affiliation with the new control persons.

Based on the information considered, the Board concluded that the nature, extent and quality of FFCM’s services, including after the Transaction, supported approval of the Interim and New Agreements.

Investment Performance

Consideration was given to performance reports for the operational QuantShares Funds provided at the August Meeting. In addition, the Board considered the performance information and discussions held at prior Board meetings, and in particular the February Meeting. At those meetings, the Board reviewed the performance of the operational QuantShares Funds over the most recent calendar quarter, calendar year and since inception periods. With regard to the performance information, the Board considered the performance of each operational Fund in absolute terms and in light of the different strategies pursued by the funds in the Peer Group.

In addition, the Board considered the tracking error of each operational QuantShares Fund relative to its Target Index. In this regard, among other things, the Board considered FFCM’s representation that the Funds and the Target Indexes were performing as expected and the Target Indexes were appropriately identifying securities in the investment universe that reflect the performance of each of the relevant investment factors.

At the June and August Meetings, the Board considered the backtested hypothetical performance of the Target Index of each O’Shares Fund as the Funds either had only recently commenced operations or were not yet operational.

Based on the performance information considered, the Board concluded that the advisory services of FFCM could benefit each of the Funds and supported approval of the Interim and New Agreements.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board noted that the advisory fees payable by each Fund under the Interim and New Agreements are the same as the fee rates payable under its Current Agreement. The Board gave consideration to its evaluation of the advisory fees payable by the Funds and each Fund’s total expense ratio at the August Meeting. The Board considered that the Funds’ expense ratios were not expected to increase as a result of the Transaction. The Board also considered that no changes to any Fund’s contractual expense reimbursement or advisory fee waiver arrangements are anticipated, and that these arrangements are expected to remain in place for at least two years beyond the date of the Closing, if the New Agreements are approved by shareholders. The Board also considered that the Transaction, by strengthening the capital structure of FFCM, would likely enhance its ability to cover the Funds’ expenses, either through expense limitation agreements with respect to the QuantShares Funds or the unitary fee arrangement for the O’Shares Funds. In addition, the Board noted that shareholders would not bear any costs in connection with the Transaction, inasmuch as FFCM will bear the costs, fees and expenses incurred by the Funds in connection with the Proxy Statement, the fees and expenses of accountants and attorneys relating to the Transaction and Proxy Statement, and any other fees and expenses incurred by the Funds in connection with the special meeting of shareholders.

Consideration was given to the Funds’ contractual management fee rates as a percentage of average net assets and total expense ratios at the August Meeting. In addition, the Board considered the expense information and discussions held at prior meetings, in particular the February Meeting with respect to the QuantShares Funds and the June Meeting with respect to the O’Shares Funds. At those meetings, the Board reviewed information

FQF Trust
Board Approval of Investment Advisory Agreement (Unaudited)

compiled by FFCM comparing each Fund’s contractual management fee rate as a percentage of average net assets to the Peer Group. The Board also reviewed information compiled by FFCM regarding each Fund’s total expense ratio to the total expense ratios of the funds in the Peer Group, taking into account FFCM’s expense waivers (as applicable). The Board noted that FFCM did not provide services to any other funds or other accounts with a similar investment objective to any of the QuantShares Funds, but that AGF and/or its affiliates did manage a number of accounts with similar investment objectives as the O’Shares Funds. In this regard, the Board reviewed the management fees and expenses of such accounts in comparison to the O’Shares Funds and noted that the O’Shares Funds were competitively priced.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and total expense ratio on a relative basis. Based on the information considered, the Trustees concluded that each Fund’s advisory fees and total expense ratio were and would continue to be reasonable given the nature, extent and quality of the services to be provided under the Interim and New Agreements.

Profitability.  At the August Meeting, the Board considered the overall profitability of FFCM and FFCM’s projected profitability with respect to each Fund over the next two years. The Board acknowledged that, as a business matter, FFCM should be entitled to earn reasonable profits for its services to the Funds. The Board noted that to date, however, FFCM had operated the QuantShares Funds at a loss and had operated the O’Shares Funds for too short of a period to evaluate their profitability to FFCM. Based on the information provided, the Board concluded that the Transaction would help ensure that FFCM could continue providing services to the Funds.

Economies of Scale.  With respect to economies of scale, the Board considered that the Transaction could provide certain benefits to the Funds, including opportunities to increase the distribution of Fund shares. The Board considered that any resulting growth of Fund assets might produce economies of scale that could benefit Fund shareholders. The Board recognized, however, that no Fund was currently experiencing economies of scale and noted that it may be too soon to properly evaluate potential economies of scale for the Funds and that there could be no assurance that any economies of scale would be realized.

“Fall Out” or Ancillary Benefits.  The Board considered the “fall-out” or ancillary benefits that may accrue to FFCM as a result of FFCM’s relationship with the Funds. In this regard, the Board considered FFCM’s past and future intended usage of soft dollars. Based on the information provided, the Board did not deem the potential “fall-out” benefits for FFCM to be a material factor in their consideration of the Interim and New Agreements.

* * *

Based on their review and all of the relevant facts and circumstances, the Trustees concluded that the Funds and their shareholders could benefit from FFCM’s continued management of the Funds. Further, in approving each of the Interim and New Agreements, the Board concluded that its terms are fair and reasonable and that approval is in the best interests of each Fund and its shareholders. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board determined, in the exercise of its business judgment, that the advisory arrangement, as set forth in the Interim and New Agreements, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant in the exercise of its reasonable business judgment.

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Supplemental Proxy Information (Unaudited)

A special meeting of shareholders of the O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, O’Shares FTSE Europe Quality Dividend ETF, and O’Shares FTSE Europe Quality Dividend Hedged ETF was held on January 20, 2016. The special meeting was held for shareholders of each Fund to vote on the following matters:

1.	To approve a new investment advisory agreement between each Fund and FFCM

The results of the proxy solicitation on the above matter were as follows:

Fund	For the Proposal	Against the Proposal	Abstain	Broker Non-Vote
O’Shares FTSE U.S. Quality Dividend ETF	579,436	12,411	44,603	—
O’Shares FTSE Asia Pacific Quality Dividend ETF	110,316	0	23	—
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	96,924	0	0	—
O’Shares FTSE Europe Quality Dividend ETF	117,443	550	120	—
O’Shares FTSE Europe Quality Dividend Hedged ETF	97,183	40	22	—

O’Shares Investments

60 State Street, Suite 700
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche William DeRoche President March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche William DeRoche President March 4, 2016

By:	/s/ Joshua Hunter Joshua Hunter Principal Financial Officer and Treasurer March 4, 2016